Note 2 - Basis of Presentation and Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2015
Notes
Note 2 - Basis of Presentation and Summary of Significant Accounting Policies

NOTE 2 – Basis of Presentation and Summary of Significant Accounting Policies

Basis of Presentation and Fiscal Year

These financial statements have been presented by the Company in accordance with accounting principles generally accepted in the United States and are expressed in U.S. dollars. The Company’s fiscal year-end is December 31st.

Use of Estimates

The preparation of these financial statements in accordance with United States generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses in the reporting period. The Company regularly evaluates estimates and assumptions related to recoverability of long-lived assets, and deferred income tax asset valuations. The Company bases its estimates and assumptions on current facts, historical experience and various other factors that it believes to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities and the accrual of costs and expenses that are not readily apparent from other sources. The actual results experienced by the Company may differ materially and adversely from the Company’s estimates. To the extent there are material differences between estimates and the actual results, future results of operations will be affected.

Financial Instruments

The Company’s financial instruments consist principally of cash, accounts receivable, inventory, accounts payable, notes payable and related party debt. The Company believes that the recorded values of all of these financial instruments approximate their current fair values because of the short term nature and respective maturity dates or durations.

Cash and Cash Equivalents

The Company considers all highly liquid instruments with maturity of three months or less at the time of issuance to be cash equivalents. There were no cash equivalents recorded for the periods ended December 31, 2015 and December 31, 2014.

Accounts Receivable

Trade accounts receivable are periodically evaluated for collectability based on past credit history with customers and their current financial condition. Bad debts expense or write offs of receivables are determined on the basis of loss experience, known and inherent risks in the receivable portfolio and current economic conditions. During the years ended December 31, 2015 and December 31, 2014, the Company wrote off accounts receivable totaling $6,020 and $2,204, respectively. There were no allowances for doubtful accounts recorded for the years ended December 31, 2015 and December 31, 2014.

Inventories

Inventories are composed of raw materials and finished goods. Our raw materials inventory is comprised of dried coffee fruit and other input components, such as labels, caps, and packaging materials. Our finished goods inventory process begins when we take possession of dried coffee fruit from coffee growers in Hawaii. We then ship the raw material to our California warehouse for storage and then send required quantities to subcontractors for value-added processing; or we ship the raw materials directly from Hawaii to the processors. For our beverage products which include coffee fruit, value-added processing then occurs whereby the dried coffee fruit is converted to liquid extract through water based extraction. The extracts are then shipped from the raw materials processors to our California warehouse or directly to our bottling contractors. The bottling contractors then add our proprietary extract to other ingredients to produce our finished goods. Our cold brew coffee is manufactured using a comparable process. Finished goods are shipped back to either our Company’s warehouse or third party transit agents and subsequently disseminated to either distributors or shipped directly to retailers. The process for production of our nutritional wellness products follows a similar manufacturing chain, but does not involve a bottling process.

Inventories are valued at the lower of cost, as determined on an average basis, or market. Market value is determined by reference to selling prices at, or around, balance sheet date or by management’s estimates based on prevailing market conditions. Management writes down the inventories to market value if it is below cost. Management also regularly evaluates the composition of its inventories to identify slow-moving and obsolete inventories to determine if a valuation allowance is required. If a valuation allowance is required, an offsetting entry is made which expenses the reserved inventory to cost of goods sold during the period in which the valuation was required. Subsequently, if this reserved inventory is used in future periods, an offset is entered to cost of goods sold which decreases cost of goods sold during that subsequent period. Costs of raw material and finished goods inventories include purchase and related costs incurred in bringing the products to their present location and condition. Labor, direct and indirect overhead, and the processing, bottling and shipping costs incurred during 3rd party manufacturing are factored into the costs of our inventories.

Revenue Recognition

Sales revenue consists of amounts earned from customers through the sales of its finished products via wholesale and direct online retail channels. The Company also operates a branded ingredients division that sells raw material fruit powder and extracts to wholesale customers. Sales revenue is recognized when persuasive evidence of an arrangement exists, price is fixed or determinable, title to and risk of loss for the product has passed, which is generally when the products are received by the customers, and collectability is reasonably assured. Customers accept goods FOB shipping point. Goods are sold on a final sale basis and in the normal course of business the Company does not accept sales returns. In circumstances where returns are negotiated, sales returns which are accepted are returned to inventory and deducted from sales revenue.

Cost of goods sold

Cost of goods sold ('COGS') primarily consist of raw materials purchases and third party processing costs. COGS also include: warehousing and distribution costs for inbound freight charges; shipping and handling costs; purchasing and receiving costs; costs for our labor; direct and indirect overhead costs; and the processing, bottling and shipping costs charged by 3rd party manufacturers.

Income Taxes

In accordance with ASC 740 - Income Taxes, the provision for income taxes is computed using the asset and liability method. Under the asset and liability method, deferred income tax assets and liabilities are determined based on the differences between the financial reporting and tax bases of assets and liabilities and are measured using the currently enacted tax rates and laws. A valuation allowance is provided for the amount of deferred tax assets that, based on available evidence, are not expected to be realized.

The Company also follows the guidance related to accounting for income tax uncertainties. In accounting for uncertainty in income taxes, the Company recognizes the financial statement benefit of a tax position only after determining that the relevant tax authority would more likely than not sustain the position following an audit. For tax positions meeting the more likely than not threshold, the amount recognized in these financial statements is the benefit that has a greater than 50% likelihood of being realized upon ultimate settlement with the relevant tax authority.

No liability for unrecognized tax benefits was recorded as of December 31, 2015 and December 31, 2014.

Stock Based Payments

We account for share-based awards to employees in accordance with ASC 718 “Stock Compensation”. Under this guidance, stock compensation expense is measured at the grant date, based on the fair value of the award, and is recognized as an expense over the estimated service period (generally the vesting period) on the straight-line attribute method. Share-based awards to non-employees are accounted for in accordance with ASC 505-50 “Equity”, wherein such awards are expensed over the period in which the related services are rendered.

Derivative financial instruments

In accordance with ASC 820–10–35–37 Fair Value in Financial Instruments; ASC 815 Accounting for

Derivative Instruments and Hedging Activities; and ASC 815–40 (formerly Emerging Issues Task Force (“EITF”) Issue No. 00–19 and EITF 07–05), the Company evaluates its financial instruments to determine if such instruments are derivatives or contain features that qualify as embedded derivatives. For derivative financial instruments that are accounted for as liabilities, the derivative instrument is initially recorded at its fair value and is then re-valued at each reporting date, with changes in the fair value reported in the statements of operations.

As of December 31, 2015, the Company had outstanding a senior convertible note (the "VDF Note") with a balance of $453,298, net of a discount of $15,974. The Company determined the VDF Note had an embedded derivative valued at $11,807 at December 31, 2015 due to Sr. Note One having a provision which required adjustments to the conversion price to compensate for dilutive stock issuance events unrelated to the VDF Note. As of December 31, 2014, the VDF Note had a balance of $140,001, net of a discount of $10,790 and the embedded derivative liability was valued at $9,168. During the period ended December 31, 2015, $318,481 of principal was added to the VDF Note. This was comprised of $300,000 of patent license fees which were rolled over to the VDF Note and accrued interest for the year ended December 31, 2015 of $18,481.

On January 20, 2015 the Company also issued an unsecured subordinate convertible debenture with a face value of $440,000 (the "Subordinated Debenture"), which after deducting a $40,000 original issue discount ('OID'), provided funds of $400,000. The Subordinated Debenture was initially valued as having a balance of $207,074, net of a discount of $232,926. The Company determined the Subordinated Debenture initially had an embedded derivative liability valued at $232,926 due to it providing for adjustments to the conversion price. On June 5, 2015, the Company redeemed the Subordinated Debenture and paid the lender a prepayment premium of $68,929, calculated as 15% of face value principal of $440,000 plus accrued interest of $19,529, for a total redemption payment of $528,458. $5,788 of the OID was amortized to interest expense over the life of the note and the repayment of the remaining balance of $34,212 OID was recorded as an interest expense at time of redemption.

Because there was a derivative liability recorded for the Subordinated Debenture, the derivative component was marked-to-market at time of redemption and the resulting net loss of $41,182 was added to the Change in Fair Value of Derivatives for the period ended December 31, 2015.

The net amount of the Change in Fair Value of Derivatives for the period ended December 31, 2015 was a loss of $35,037, which included the loss on the derivative loss on the Subordinated Debenture and the net amount of mark-to-market value changes in the embedded derivatives liabilities of the VDF Note of $6,145 for the year ended December 31, 2015.

There are no embedded derivatives in any other notes issued by the Company.

Research and Development

Costs incurred in developing the ability to create and manufacture products for sale are included in research and development. Once a product is commercially feasible and starts to sell to third party customers, the classification of such costs as development costs stops and such costs are recorded as costs of production, which are included in cost of goods sold. Research and development costs are expensed when incurred.

Basic and Diluted Net Loss per Share

The Company computes loss per share in accordance with ASC 260, Earnings per Share. ASC 260 requires presentation of both basic and diluted earnings per share (“EPS”) on the face of the income statement. Basic EPS is computed by dividing net loss available to common shareholders (numerator) by the weighted average number of common shares outstanding (denominator) during the period. Diluted EPS gives effect to all dilutive potential common shares outstanding during the period including stock warrants and options, using the treasury stock method; and convertible preferred stock and convertible debt using the if-converted method. In computing diluted EPS, the average stock price for the period is used in determining the number of shares assumed to be purchased from the exercise of stock options or warrants. Diluted EPS excludes all dilutive potential common shares if their effect is anti-dilutive. The Company currently has options, warrants and convertible debt outstanding, and no convertible preferred stock has been issued. Common stock equivalents pertaining to the options, warrants and convertible debt were not included in the computation of diluted net loss per common share in these financial statements because the effect would have been anti-dilutive due to the net losses for the years ended December 31, 2015 and December 31, 2014.

Concentration of Credit Risk

Financial instruments which potentially subject the Company to concentrations of credit risk consist of cash and trade receivables. The Company places its cash with high credit quality financial institutions. At times such cash may be in excess of the FDIC limit. With respect to trade receivables, the Company routinely assesses the financial strength of its customers and, as a consequence, believes that the receivable credit risk exposure is limited.

Related parties

A party is considered to be related to the Company if the party directly or indirectly or through one or more intermediaries, controls, is controlled by, or is under common control with the Company. Related parties also include principal owners of the Company, its management, members of the immediate families of principal owners of the Company and its management and other parties with which the Company may deal if one party controls or can significantly influence the management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its own separate interests. A party which can significantly influence the management or operating policies of the transacting parties or if it has an ownership interest in one of the transacting parties and can significantly influence the other to an extent that one or more of the transacting parties might be prevented from fully pursuing its own separate interests is also a related party.

Fair Value Measurements

As defined in ASC 820 “Fair Value Measurements”, fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (exit price). The Company utilizes market data or assumptions that market participants would use in pricing the asset or liability, including assumptions about risk and the risks inherent in the inputs to the valuation technique. These inputs can be readily observable, market corroborated, or generally unobservable. The Company classifies fair value balances based on the observability of those inputs. ASC 820 establishes a fair value hierarchy that prioritizes the inputs used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to unobservable inputs (level 3 measurement).

The three levels of the fair value hierarchy defined by ASC 820 are as follows:

Level 1 – Quoted prices are available in active markets for identical assets or liabilities as of the reporting date. Active markets are those in which transactions for the asset or liability occur in sufficient frequency and volume to provide pricing information on an ongoing basis. Level 1 primarily consists of financial instruments such as exchange-traded derivatives, marketable securities and listed equities.

Level 2 – Pricing inputs are other than quoted prices in active markets included in level 1, which are either directly or indirectly observable as of the reported date. Level 2 includes those financial instruments that are valued using models or other valuation methodologies. These models are primarily industry standard models that consider various assumptions, including quoted forward prices for commodities, time value, volatility factors, and current market and contractual prices for the underlying instruments, as well as other relevant economic measures. Substantially all of these assumptions are observable in the marketplace throughout the full term of the instrument, can be derived from observable data or are supported by observable levels at which transactions are executed in the marketplace. Instruments in this category generally include non-exchange-traded derivatives such as commodity swaps, interest rate swaps, options and collars.

Level 3 – Pricing inputs include significant inputs that are generally less observable from objective sources. These inputs may be used with internally developed methodologies that result in management’s best estimate of fair value.

The Company's Level 1 assets and liabilities consist of cash, accounts receivable, accounts receivable - related party, inventories net, of any inventory allowance, prepaid expenses, other current assets, accounts payable and accrued liabilities, accounts payable - related party, short term debt, net of discounts, and unearned revenue. Pursuant to ASC 820, the fair value of these assets and liabilities is determined based on Level 1 inputs, which consist of quoted prices in active markets for identical assets. Level 2 assets and liabilities consist of a derivative liability arising from a convertible note payable. Pursuant to ASC 820, the fair value of this liability is determined based on Level 2 inputs, which consisted of a valuation by an accredited third party expert. We do not currently have any assets or liabilities which are classified under the criterion of Level 3.

Level components:	As of December 31, 2015	As of December 31, 2014
Cash	$148,769	$39,987
Accounts receivable	33,227	274,640
Accounts receivable - related party	18,000	3,600
Inventories, net of allowance	439,158	508,338
Prepaid expenses	5,953	16,000
Other current assets	-	652
Acc/payable and accrued liabilities	211,429	195,183
Accounts payable - related party	3,156	-
Short term debt, net of discounts	235,237	-
Unearned revenue	1,434	3,443
Level 1 total	$1,096,363	$1,041,843

Derivative liability	$11,807	$9,168
Level 2 total	$11,807	$9,168
	-	-
Level 3 total	$0	$0

It is management’s opinion that the Company is not exposed to significant interest, currency or credit risks arising from the financial instruments which it holds.

Advertising

Costs for advertising are expensed when incurred. Advertising costs totaled $175,432 and $110,498 for the years ended December 31, 2015 and December 31, 2014, respectively. The Company also incurs marketing expenses for product promotion and investor relations which are combined with advertising to form the advertising and marketing line item in our statement of operations. Excluding advertising, these other promotional costs totaled $259,958 and $856,666 for the years ended December 31, 2015 and December 31, 2014, respectively.

Fixed Assets

Fixed assets are recorded at cost. Depreciation is calculated on a straight line method over the estimated useful lives of the various assets as follows:

ASSET	Depreciation Term

Furniture and equipment	5 - 7 years
Warehouse fixtures	10 years

During the years ended December 31, 2015 and December 31, 2014: (a) depreciation for furniture and equipment of $2,096 and $1,467 was respectively recorded; and (b) depreciation for warehouse fixtures of $348 and $516 was respectively recorded. Accumulated depreciation for all fixed assets totaled $4,427 at December 31, 2015.

Maintenance and repairs are expensed as incurred while renewals and betterments are capitalized.

Recent Accounting Pronouncements

In July , 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) 2015-11, Simplifying the Measurement of Inventory, which requires that inventory be measured within the scope of the Update at the lower of cost and net realizable value. Net realizable value is the estimated selling prices in the ordinary course of business, less reasonably predictable costs of completion, disposal, and transportation. For public business entities, the amendments in this Update are effective for fiscal years beginning after December 15, 2016, including interim periods within those fiscal years. The amendments in this Update are to be applied prospectively with earlier application permitted as of the beginning of an interim or annual reporting period. This ASU conforms with the Company's current protocol for evaluating inventory and the Company will prospectively implement adoption of this ASU. The Company does not expect the adoption of the ASU to have a significant impact on our consolidated financial statements.

On April 7, 2015, the Financial Accounting Standards Board (“FASB”) issued ASU 2015-03, Simplifying the Presentation of Debt Issuance Costs, which requires debt issuance costs related to a recognized debt liability to be presented on the balance sheet as a direct deduction from the debt liability, similar to the presentation of debt discounts.  The ASU is effective for public business entities for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years.  Early application is permitted.  The ASU requires retrospective application to all prior periods presented in the financial statements. The Company has elected not to early adopt ASU 2015-03.

In January 2015, the FASB issued ASU 2015-01, Income Statement –Extraordinary and Unusual Items, as part of its initiative to reduce complexity in accounting standards.  This Update eliminates from GAAP the concept of extraordinary items. The amendments in this Update are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2015. A reporting entity may apply the amendments prospectively. A reporting entity also may apply the amendments retrospectively to all prior periods presented in the financial statements. Early adoption is permitted provided that the guidance is applied from the beginning of the fiscal year of adoption. This Update is not expected to have a significant impact on the Company’s financial statements.

Management does not anticipate that the adoption of these standards will have a material impact on the financial statements.

The Company has implemented all new accounting pronouncements that are in effect and that may impact its financial statements and does not believe that there are any other new pronouncements that have been issued that might have a material impact on its financial position or results of operations.